7. CAPITAL AND RESERVES (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) $ / shares	Dec. 31, 2016 CAD ($) shares
Share issue costs | $		$ (55,844)		$ (58,323)		$ (76,847)
Weighted average remaining contractual life, Finder's options		6 months 4 days		1 year 3 months 25 days
Finder's Options Outstanding, Number of Options		510,250		662,850		769,400
Finder's Options Outstanding, Number of Options Issued				0		411,250
Finder's Options Outstanding, Number of Options Exercised		0		0		(453,000)
Finder's Options Outstanding, Number of Options Expired		(99,000)		(152,600)		(64,800)
Finder's Options Outstanding, Number of Options		411,250		510,250		662,850
Finder's Options, Weighted Average Exercise Price | $ / shares	$ 0.10		$ 0.13		$ 0.13
Finder's Options, Weighted Average Exercise Price, Issued | $ / shares	0		0		0.10
Finder's Options, Weighted Average Exercise Price, Exercised | $ / shares	0		0		0.10
Finder's Options, Weighted Average Exercise Price, Expired | $ / shares	0.10		0.25		0.10
Finder's Options, Weighted Average Exercise Price | $ / shares	0.10		0.10		0.13
Issuance 1
Description of significant events and transactions						Company issued common shares pursuant to the exercise of 4,573,000 warrants for cash proceeds of $685,950
Warrants exercised						4,573,000
Cash proceeds from transaction | $						$ 685,950
Issuance 2
Cash proceeds from transaction | $						$ 20,000
Stock Options exercised						200,000
Issuance 3
Cash proceeds from transaction | $						$ 45,300
Finder's Options exercised						453,000
Issuance 4
Description of significant events and transactions						Company completed a non-brokered private placement by issuing 13,547,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $1,354,700
Cash proceeds from transaction | $						$ 1,354,700
Date of event						Jul. 04, 2016
Units issued						13,547,000
Unit price per share | $ / shares					$ 0.10
Warrants issued, value | $						$ 596,068
Issuance 5
Description of significant events and transactions						Company paid $16,125 as a cash finder’s fee and issued 411,250 finder’s options
Cash Finder's Fee | $						$ 16,125
Finder's Options issued						411,250
Finder's options, value | $					$ 47,540	$ 47,540
Share issue costs | $						$ 60,722
Issuance 6
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 2,500,000 common shares at a price of $0.09 per share for gross proceeds of $225,000
Cash proceeds from transaction | $		$ 225,000
Date of event		Apr. 20, 2017
Share issue costs | $		$ 11,975
Common shares issued		2,500,000
Common shares issued, price per share | $ / shares	0.09
Issuance 7
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 10,170,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $1,017,000
Cash proceeds from transaction | $		$ 1,017,000
Date of event		Jul. 12, 2017
Units issued		10,170,000
Unit price per share | $ / shares	0.10
Warrants issued, value | $		$ 391,154
Share issue costs | $		$ 46,348
Issuance 8
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 6,875,000 units (“Unit”) at a price of $0.08 per Unit for gross proceeds of $550,000
Cash proceeds from transaction | $		$ 550,000
Date of event		Mar. 26, 2018
Units issued		6,875,000
Unit price per share | $ / shares	0.08
Warrants issued, value | $		$ 172,137
Share issue costs | $		$ 19,019
Issuance 9
Description of significant events and transactions		Company closed the first tranche of a non-brokered private placement by issuing 10,000,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $500,000
Cash proceeds from transaction | $		$ 500,000
Date of event		Nov. 09, 2018
Units issued		10,000,000
Unit price per share | $ / shares	0.05
Issuance 10
Description of significant events and transactions		closed the second tranche of $232,000 by issuing 4,640,000 units at a price of $0.05 per Unit
Cash proceeds from transaction | $		$ 232,000
Date of event		Dec. 17, 2018
Units issued		4,640,000
Unit price per share | $ / shares	$ 0.05
Option 5
Finder's Option, Expiry Date				Aug. 22, 2017
Finder's Option, Exercise Price | $ / shares			0.25
Finder's Option, Number of Options		0		152,600
Finder's Option, Number of Options Issued				0
Finder's Option, Number of Options Exercised				0
Finder's Option, Number of Options Expired				(152,600)
Finder's Option, Number of Options				0		152,600
Option 6
Finder's Option, Expiry Date				Jul. 14, 2018
Finder's Option, Exercise Price | $ / shares			0.10
Finder's Option, Number of Options		99,000		99,000
Finder's Option, Number of Options Issued				0
Finder's Option, Number of Options Exercised				0
Finder's Option, Number of Options Expired				0
Finder's Option, Number of Options				99,000		99,000
Option 7
Finder's Option, Expiry Date				Jul. 04, 2019
Finder's Option, Exercise Price | $ / shares			$ 0.10
Finder's Option, Number of Options		411,250		411,250
Finder's Option, Number of Options Issued				0
Finder's Option, Number of Options Exercised				0
Finder's Option, Number of Options Expired				0
Finder's Option, Number of Options				411,250		411,250
Option 9
Finder's Option, Expiry Date						Sep. 24, 2016
Finder's Option, Exercise Price | $ / shares					$ 0.10
Finder's Option, Number of Options				0		148,800
Finder's Option, Number of Options Issued						0
Finder's Option, Number of Options Exercised						(84,000)
Finder's Option, Number of Options Expired						(64,800)
Finder's Option, Number of Options						0
Option 10
Finder's Option, Expiry Date						Aug. 22, 2017
Finder's Option, Exercise Price | $ / shares					0.25
Finder's Option, Number of Options				152,600		152,600
Finder's Option, Number of Options Issued						0
Finder's Option, Number of Options Exercised						0
Finder's Option, Number of Options Expired						0
Finder's Option, Number of Options						152,600
Option 11
Finder's Option, Expiry Date						Jul. 14, 2018
Finder's Option, Exercise Price | $ / shares					$ 0.10
Finder's Option, Number of Options				99,000		468,000
Finder's Option, Number of Options Issued						0
Finder's Option, Number of Options Exercised						(369,000)
Finder's Option, Number of Options Expired						0
Finder's Option, Number of Options						99,000